Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2024
Accrued expenses
Schedule of accrued expenses

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Operating expenses	$1,549	$3,025
Interest expenses	4,678	5,032
Other expenses	3,490	6,718
Total accrued expenses	$9,717	$14,775